PRIVATE PLACEMENT (Details Narrative) - USD ($)			3 Months Ended
	Dec. 05, 2017	Dec. 05, 2017	Mar. 31, 2021	Dec. 31, 2020
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01	$ 0.01
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 11.50
Private Placement [Member] | Warrant [Member] | Sponsors [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	6,825,000	6,825,000	6,825,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00	$ 1.00	$ 1.00
Proceeds from Issuance of Private Placement	$ 6,825,000	$ 6,825,000
Private Placement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50